UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23117

 NAME OF REGISTRANT:                     JPMorgan Trust IV



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 270 Park Avenue
                                         New York City, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  J.P. Morgan Investment Management
                                         Inc.
                                         270 Park Avenue
                                         New York City, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          800-480-4311

 DATE OF FISCAL YEAR END:                02/28

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


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Additional Information:


JPMorgan Flexible Long/Short Fund commenced operations on June 30, 2016
JPMorgan Ultra-Short Municipal Fund commenced operations on May 31, 2016
JPMorgan Flexible Credit Long Short
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


JPMorgan Ultra-Short Municipal Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         JPMorgan Trust IV
By (Signature)       /s/ Brian S. Shlissel
Name                 Brian S. Shlissel
Title                President
Date                 08/25/2016